MERRILL LYNCH
                                                              UTILITIES AND
                                                              TELECOMMUNICATIONS
                                                              FUND, INC.

                               [GRAPHIC OMITTED]

                                                     STRATEGIC
                                                              Performance

                                                              Annual Report
                                                              November 30, 2000

MERRILL LYNCH UTILITIES AND TELECOMMUNICATIONS FUND, INC.

A pie graph depicting Sector Diversification As a percentage of Equities as of November 30, 2000.

Utilities--Electric              68.9%
Utilities--Gas                   18.3%
Telecommunications               12.0%
Utilities--Water                  0.8%

A pie graph depicting Geographical Diversification As a Percentage of Equities as of November 30, 2000.

United States                   96.0%
Spain                            2.3%
United Kingdom                   1.1%
Mexico                           0.6%

    Merrill Lynch Utilities and Telecommunications Fund, Inc., November 30, 2000

DEAR SHAREHOLDER

On August 21, 2000, the Fund's name was changed from Merrill Lynch Global Utility Fund, Inc. to Merrill Lynch Utilities and Telecommunications Fund, Inc. The name was changed to better reflect the underlying investments of the Fund. However, the Fund's stated investment objective remains the same. The Fund continues to seek both capital appreciation and current income through investment of at least 65% of its total assets in equity and debt securities issued by domestic and foreign companies that, in the opinion of the Investment Adviser, are primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, natural gas or water.

Fiscal Year in Review

For the 12 months ended November 30, 2000, Merrill Lynch Utilities and Telecommunications Fund, Inc.'s Class A, Class B, Class C and Class D Shares had total returns of +5.07%, +4.25%, +4.17% and +4.72%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. For complete performance information, see pages 4-6 of this report to shareholders.)

Although the Fund's investment objective remained the same during the fiscal year, the composition of the portfolio did shift. At November 30, 1999, approximately 35% of the Fund's net assets were invested in US-based utilities and 62% were invested in non-US based utility stocks. The most significant weightings were held in Europe, primarily in southern European telecom stocks. As of November 30, 2000, approximately 79% of the Fund's net assets were invested in US-based utilities and 3% of net assets were invested in non-US based utility stocks. The dominant utility sector in the Fund was domestic electric companies.

The change in portfolio holdings was necessitated by several fundamental changes in the utilities industry, primarily, a deterioration in the outlook for the telecommunications sector and a positive valuation case for the domestic electric sector. The European telecom sector, which in the past provided investors price appreciation, began to erode. This erosion was driven by the high prices being paid for new spectrum to be used in the next generation of cellular technology. The basic business of large incumbent telecom companies also deteriorated as a result of price declines coming from technology substitution. Also, the need or desire of countries to further privatize their holdings created a stock overhang. Furthermore, the domestic electric utility sector finished calendar year 1999 selling at valuation levels that were extremely low. This factor, coupled with an improved earnings outlook for the sector, resulted in attractive investment opportunities, while the potential for spin-offs and the selling of assets at attractive prices added positively to the investment strategy.

The changes made to the Fund's portfolio during the fiscal year ended November 30, 2000 were beneficial to performance. Overall, stock prices of the European telecom sector continued to decline. The value of the euro relative to the US dollar continued to erode. The domestic electric sector gained momentum as earnings guidance improved and higher asset valuations were derived from sales of electric generating plants. The domestic telecommunications sector continues to be under pressure.

The 12-month period ended November 30, 2000 was a challenging one for utility investors. Global utility stocks, which had contributed positively to performance in the last several years, are under significant fundamental pressure. Generally, this is evident when surveying the performance of global or world utility funds tracked by Lipper, Inc. Funds that had significantly overweighted positions in the domestic electric and natural gas sectors since the start of the year 2000 showed the best performance relative to the Lipper benchmark.

In Conclusion

We thank you for your continued support of Merrill Lynch Utilities and Telecommunications Fund, Inc., and we look forward to updating you again in our next report to shareholders.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director


/s/ Walter D. Rogers

Walter D. Rogers
Senior Vice President and
Portfolio Manager

January 8, 2001

PROXY RESULTS

During the six-month period ended December 31, 2000, Merrill Lynch Utilities and Telecommunications Fund, Inc.'s (formerly Merrill Lynch Global Utility Fund, Inc.) shareholders voted on the following proposals. The proposals were approved at a shareholders' meeting on July 25, 2000. The description of each proposal and number of shares voted are as follows:

--------------------------------------------------------------------------------------------------------------------
                                                                                        Shares Voted
                                                                                             For
--------------------------------------------------------------------------------------------------------------------
1. To elect the Fund's Board of Directors:     Terry K. Glenn                            16,879,129
                                               Ronald W. Forbes                          16,867,636
                                               Cynthia A. Montgomery                     16,877,407
                                               Charles C. Reilly                         16,868,607
                                               Kevin A. Ryan                             16,878,223
                                               Roscoe S. Suddarth                        16,878,071
                                               Richard R. West                           16,877,850
                                               Arthur Zeikel                             16,864,483
                                               Edward D. Zinbarg                         16,877,171

--------------------------------------------------------------------------------------------------------------------
                                                                         Shares Voted    Shares Voted   Shares Voted
                                                                             For            Against       Abstain
--------------------------------------------------------------------------------------------------------------------
2. To ratify the selection of Deloitte & Touche LLP as the Fund's
   independent auditors for the current fiscal year.                       16,268,611       159,348       839,558
--------------------------------------------------------------------------------------------------------------------
3. To approve to convert the Fund to "master/feeder" structure.            14,980,607       815,949     1,470,961
--------------------------------------------------------------------------------------------------------------------

During the six-month period ended November 30, 2000, Merrill Lynch Utility Income Fund, Inc.'s shareholders voted on the following proposal. The proposal was approved at a shareholders' meeting on July 25, 2000. The description of the proposal and number of shares voted are as follows:

--------------------------------------------------------------------------------------------------------------------
                                                                         Shares Voted    Shares Voted   Shares Voted
                                                                             For            Against       Abstain
--------------------------------------------------------------------------------------------------------------------
1. To approve the Agreement and Plan of Reorganization between the Fund and Merrill Lynch Utilities and Telecommunications Fund, Inc.
   (formerly Merrill Lynch Global Utility Fund, Inc.)                       1,984,543        46,324        79,453
--------------------------------------------------------------------------------------------------------------------


                                     2 & 3

    Merrill Lynch Utilities and Telecommunications Fund, Inc., November 30, 2000

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results*

                                                                      6 Month        12 Month     Since Inception
As of November 30, 2000                                            Total Return    Total Return     Total Return
=================================================================================================================
ML Utilities and Telecommunications Fund, Inc. Class A Shares          -0.87%         +5.07%         +233.43%
-----------------------------------------------------------------------------------------------------------------
ML Utilities and Telecommunications Fund, Inc. Class B Shares          -1.27          +4.25          +208.88
-----------------------------------------------------------------------------------------------------------------
ML Utilities and Telecommunications Fund, Inc. Class C Shares          -1.35          +4.17          +119.27
-----------------------------------------------------------------------------------------------------------------
ML Utilities and Telecommunications Fund, Inc. Class D Shares          -1.07          +4.72          +126.95
=================================================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's since inception dates are from 12/28/90 for Class A & Class B Shares and from 10/21/94 for Class C & Class D Shares.

Class A & Class B Shares

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Class A and Class B Shares compared to growth of an investment in the Actuaries World Index and the MSCI World Index. Beginning and ending values are:

                                                       12/28/90**         11/00
ML Utilities & Telecommunications
Fund, Inc.+--Class A Shares*                            $ 9,600          $32,009
ML Utilities & Telecommunications
Fund, Inc.+--Class B Shares*                            $10,000          $30,888
Financial Times/Standard & Poor's
--Actuaries World Index ++                              $10,000          $31,218
MSCI World Index +++                                    $10,000          $31,001

  * Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
 **   Commencement of operations.
  + ML Utilities and Telecommunications Fund, Inc. invests at least 65% of its total assets in common stocks (including preferred or debt securities convertible into common stocks), preferred stocks and debt securities issued by domestic and foreign companies in the utilities industries.
 ++ This unmanaged market capitalization-weighted Index is comprised of equities from 29 countries in 17 regions, including the United States.
+++ This unmanaged market capitalization-weighted Index is comprised of a representative sampling of large-, medium-, and small-capitalization companies in 22 countries, including the United States.

Class A & Class B Shares

Average Annual Total Return

                                               % Return Without  % Return With
                                                 Sales Charge     Sales Charge**
==============================================================================
Class A Shares*
==============================================================================
One Year Ended 9/30/00                              +23.96%          +19.01%
------------------------------------------------------------------------------
Five Years Ended 9/30/00                            +17.60           +16.64
------------------------------------------------------------------------------
Inception (12/28/90)
through 9/30/00                                     +14.19           +13.71
------------------------------------------------------------------------------
 *    Maximum sales charge is 4%.
**    Assuming maximum sales charge.

                                                      % Return       % Return
                                                    Without CDSC     With CDSC**
==============================================================================
Class B Shares*
==============================================================================
One Year Ended 9/30/00                                 +22.96%        +20.02%
------------------------------------------------------------------------------
Five Years Ended 9/30/00                               +16.69         +16.69
------------------------------------------------------------------------------
Inception (12/28/90)
through 9/30/00                                        +13.31         +13.31
------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.


                                     4 & 5

    Merrill Lynch Utilities and Telecommunications Fund, Inc., November 30, 2000

PERFORMANCE DATA (concluded)

Class C and Class D Shares.

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Class C and Class D Shares compared to growth of an investment in the Actuaries World Index and the MSCI World Index.
Beginning and ending values are:

                                                       10/21/94**         11/00
ML Utilities & Telecommunications
Fund, Inc.+--Class C Shares*                            $10,000          $21,927
ML Utilities & Telecommunications
Fund, Inc.+--Class D Shares*                            $ 9,600          $21,789
Financial Times/Standard & Poor's
--Actuaries World Index ++                              $10,000          $20,639
MSCI World Index +++                                    $10,000          $20,323

  * Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
 **   Commencement of operations.
  + ML Utilities and Telecommunications Fund, Inc. invests at least 65% of its total assets in common stocks (including preferred or debt securities convertible into common stocks), preferred stocks and debt securities issued by domestic and foreign companies in the utilities industries.
 ++ This unmanaged market capitalization-weighted Index is comprised of equities from 29 countries in 17 regions, including the United States.
+++ This unmanaged market capitalization-weighted Index is comprised of a representative sampling of large-, medium-, and small-capitalization companies in 22 countries, including the United States.

Class C & Class D Shares

Average Annual Total Return

                                                     % Return        % Return
                                                   Without CDSC      With CDSC**
==============================================================================
Class C Shares*
==============================================================================
One Year Ended 9/30/00                                +22.99%         +22.26%
------------------------------------------------------------------------------
Five Years Ended 9/30/00                              +16.64          +16.64
------------------------------------------------------------------------------
Inception (10/21/94)
through 9/30/00                                       +15.91          +15.91
------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

                                             % Return Without    % Return With
                                               Sales Charge       Sales Charge**
==============================================================================
Class D Shares*
==============================================================================
One Year Ended 9/30/00                            +23.61%            +18.66%
------------------------------------------------------------------------------
Five Years Ended 9/30/00                          +17.26             +16.30
------------------------------------------------------------------------------
Inception (10/21/94)
through 9/30/00                                   +16.56             +15.76
------------------------------------------------------------------------------
 *    Maximum sales charge is 4%.
**    Assuming maximum sales charge.

OFFICERS AND DIRECTORS

Terry K. Glenn, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Roscoe S. Suddarth, Director
Richard R. West, Director
Edward D. Zinbarg, Director
Robert C. Doll, Jr., Senior Vice President
Walter D. Rogers, Senior Vice President and
  Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Ira P. Shapiro, Secretary

--------------------------------------------------------------------------------
Arthur Zeikel, Director of Merrill Lynch Utilities and Telecommunications Fund, Inc. has recently retired. The Fund's Board of Directors wishes Mr. Zeikel well in his retirement.
--------------------------------------------------------------------------------

Custodian

The Chase Manhattan Bank, N.A.
4 MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863


                                     6 & 7

    Merrill Lynch Utilities and Telecommunications Fund, Inc., November 30, 2000

SCHEDULE OF INVESTMENTS                                          (in US dollars)

                                            Shares                                                                        Percent of
COUNTRY          Industries                  Held                 Common Stocks                                   Value   Net Assets
====================================================================================================================================
Mexico           Telecommunications         35,000   Telefonos de Mexico SA (ADR) (a)                          $  1,640,625     0.5%
                 -------------------------------------------------------------------------------------------------------------------
                                                     Total Investments in Mexico                                  1,640,625     0.5
====================================================================================================================================
Spain            Utilities--Electric       120,900   Endesa SA (ADR) (a)                                          1,934,400     0.6
                                           323,500   Iberdrola SA                                                 3,872,093     1.3
                 -------------------------------------------------------------------------------------------------------------------
                                                     Total Investments in Spain                                   5,806,493     1.9
====================================================================================================================================
United Kingdom   Telecommunications         79,000   Vodafone Group PLC (ADR) (a)                                 2,705,750     0.9
                 -------------------------------------------------------------------------------------------------------------------
                                                     Total Investments in the United Kingdom                      2,705,750     0.9
====================================================================================================================================
United States    Telecommunications         51,000   ALLTEL Corporation                                           3,123,750     1.0
                                           183,600   BellSouth Corporation                                        7,676,775     2.5
                                            60,000  +Qwest Communications International Inc.                      2,265,000     0.7
                                           193,000   SBC Communications Inc.                                     10,602,938     3.4
                                           162,000  +WorldCom, Inc.                                               2,419,875     0.8
                                                                                                               ------------    ----
                                                                                                                 26,088,338     8.4
                 -------------------------------------------------------------------------------------------------------------------
                 Utilities--Electric        94,000  +The AES Corporation                                          4,876,250     1.6
                                           205,000   Allegheny Energy, Inc.                                       8,558,750     2.8
                                            28,600   Ameren Corporation                                           1,269,125     0.4
                                            88,500   American Electric Power Company, Inc.                        4,071,000     1.3
                                           208,000  +Calpine Corporation                                          7,384,000     2.4
                                             6,500  +Capstone Turbine Corporation                                   117,812     0.0
                                           188,962   Cinergy Corp.                                                6,034,974     2.0
                                            48,000   Cleco Corporation                                            2,247,000     0.7
                                           113,300   Consolidated Edison, Inc.                                    4,220,425     1.4
                                           159,800   Constellation Energy Group                                   6,501,862     2.1
                                           153,000   DPL Inc.                                                     4,685,625     1.5
                                           150,300   DTE Energy Company                                           5,702,006     1.9
                                            91,037   Dominion Resources, Inc.                                     5,462,220     1.8
                                            85,000   Duke Energy Corporation                                      7,644,688     2.5
                                           182,000   Edison International                                         4,174,625     1.4
                                           212,000   Energy East Corporation                                      4,293,000     1.4
                                           271,000   FPL Group, Inc.                                             17,953,750     5.8
                                            33,400   FirstEnergy Corp.                                              985,300     0.3
                                            28,000   Florida Progress Corporation                                 1,534,750     0.5
                                           275,500   GPU, Inc.                                                    9,694,156     3.1
                                           156,000   The Montana Power Company                                    3,714,750     1.2
                                            87,200   NSTAR                                                        3,438,950     1.1
                                           118,000   PPL Corporation                                              4,926,500     1.6
                                           168,000   Pinnacle West Capital Corporation                            7,822,500     2.5
                                            29,400   Public Service Enterprise Group Incorporated                 1,256,850     0.4
                                            50,000   RGS Energy Group Inc.                                        1,475,000     0.5
                                           189,500   Reliant Energy, Inc.                                         7,437,875     2.4
                                           138,000   SCANA Corporation                                            3,889,875     1.3
                                           303,600   The Southern Company                                         9,582,375     3.1
                                            97,200  +Southern Energy, Inc.                                        2,369,250     0.8
                                           116,000   TXU Corp.                                                    4,632,750     1.5
                                            61,000   Tyco International Ltd.                                      3,217,750     1.0
                                            20,000   WPS Resources Corporation                                      635,000     0.0
                                           277,500   Xcel Energy, Inc.                                            7,561,875     2.5
                                                                                                               ------------    ----
                                                                                                                169,372,618    54.8
                 -------------------------------------------------------------------------------------------------------------------
                 Utilities--Gas             40,300   AGL Resources Inc.                                             906,750     0.3
                                            95,000   The Coastal Corporation                                      6,958,750     2.3
                                           106,000   Dynegy Inc. (Class A)                                        4,690,500     1.5
                                           155,300   El Paso Energy Corporation                                   9,327,706     3.0
                                            80,000   Enron Corp.                                                  5,180,000     1.7
                                           174,000   KeySpan Corporation                                          6,633,750     2.2
                                           105,000   National Fuel Gas Company                                    5,978,438     2.0
                                            10,000   New Jersey Resources Corporation                               402,500     0.0
                                           183,000   The Williams Companies, Inc.                                 6,473,625     2.1
                                                                                                               ------------    ----
                                                                                                                 46,552,019    15.1
                 -------------------------------------------------------------------------------------------------------------------
                 Utilities--Water           86,200   Philadelphia Suburban Corporation                            2,020,313     0.7
                 -------------------------------------------------------------------------------------------------------------------
                                                     Total Investments in the United States                     244,033,288    79.0
====================================================================================================================================
                                                     Total Investments in Common Stocks (Cost--$191,831,644)    254,186,156    82.3
====================================================================================================================================
                                             Face
                                            Amount           Fixed-Income Securities
====================================================================================================================================
United States    Telecommunications    $ 2,000,000   GTE Corp., 6.36% due 4/15/2006                               1,939,920     0.6
                                         2,000,000   MCI WorldCom Inc., 7.75% due 4/01/2007                       2,017,000     0.7
                                         2,000,000   NiSource Finance Corp., 7.875% due 11/15/2010 (b)            2,029,200     0.8
                                         1,000,000   Southwestern Bell Corp., 7% due 7/01/2015                      965,620     0.3
                                         2,000,000   US West Capital Funding Inc., 6.375% due 7/15/2008           1,884,320     0.6
                                         1,000,000   United Telephone of Florida, Series FF, 6.875% due
                                                     7/15/2013                                                      956,560     0.3
                                                                                                               ------------    ----
                                                                                                                  9,792,620     3.3
                 -------------------------------------------------------------------------------------------------------------------
                 Utilities--Electric     1,000,000   Alabama Power Co., Series G, 5.375% due 10/01/2008             889,100     0.3
                                         1,000,000   Public Service Company of Colorado, Series 1, 6.375%
                                                     due 11/01/2005                                                 978,380     0.3
                                         2,000,000   Public Service Electric & Gas, 6.375% due 5/01/2008          1,906,800     0.6
                                         2,000,000   TXU Eastern Funding Co., 6.45% due 5/15/2005                 1,919,800     0.6
                                                                                                               ------------    ----
                                                                                                                  5,694,080     1.8
                 -------------------------------------------------------------------------------------------------------------------
                 Utilities--Gas          1,500,000   ENSERCH Corporation, 6.375% due 2/01/2004                    1,486,755     0.5
                                         1,000,000   El Paso Natural Gas, 7.75% due 1/15/2002                     1,006,840     0.3
                                         2,150,000   Williams Companies Inc., 6.625% due 11/15/2004               2,134,520     0.6
                                                                                                               ------------    ----
                                                                                                                  4,628,115     1.4
                 -------------------------------------------------------------------------------------------------------------------
                                                     Total Fixed-Income Securities (Cost--$21,222,185)           20,114,815     6.5
====================================================================================================================================


                                      8 & 9

    Merrill Lynch Utilities and Telecommunications Fund, Inc., November 30, 2000

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

SHORT-TERM                               Face                                                                             Percent of
SECURITIES                              Amount                   Short-Term Securities                          Value     Net Assets
====================================================================================================================================
                 Commercial Paper*   $13,683,000   General Electric Capital Corp., 6.54% due 12/01/2000    $ 13,683,000         4.4%
                                       2,000,000   Honeywell International, Inc., 6.50% due 12/15/2000        1,994,944         0.7
                 -------------------------------------------------------------------------------------------------------------------
                                                   Total Investments in Short-Term Securities
                                                   (Cost--$15,677,944)                                       15,677,944         5.1
====================================================================================================================================
                 Total Investments (Cost--$228,731,773)                                                     289,978,915        93.9
                 Other Assets Less Liabilities                                                               18,796,714         6.1
                                                                                                           ------------       -----
                 Net Assets                                                                                $308,775,629       100.0%
                                                                                                           ============       =====
====================================================================================================================================

            (a)   American Depositary Receipts (ADR).
            (b)   The security may be offered and sold to "qualified
                  institutional buyers" under Rule 144A of the Securities Act of
                  1933.
            *     Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.
            +     Non-income producing security.

                  See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

                As of November 30, 2000
===================================================================================================================================
Assets:         Investments, at value (identified cost--$228,731,773) ............................                     $289,978,915
                Cash .............................................................................                           85,614
                Foreign cash .....................................................................                            2,355
                Receivables:
                  Securities sold ................................................................    $  25,063,336
                  Dividends ......................................................................          837,804
                  Capital shares sold ............................................................          297,990
                  Interest .......................................................................          255,587      26,454,717
                                                                                                      -------------
                Prepaid registration fees and other assets .......................................                           58,067
                                                                                                                       ------------
                Total assets .....................................................................                      316,579,668
                                                                                                                       ------------
===================================================================================================================================
Liabilities:    Payables:
                  Securities purchased ...........................................................        5,904,616
                  Capital shares redeemed ........................................................        1,185,954
                  Distributor ....................................................................          169,603
                  Investment adviser .............................................................          141,966
                  Reorganization costs ...........................................................           19,520       7,421,659
                                                                                                      -------------
                Accrued expenses and other liabilities ...........................................                          382,380
                                                                                                                       ------------
                Total liabilities ................................................................                        7,804,039
                                                                                                                       ------------
===================================================================================================================================
Net Assets:     Net assets .......................................................................                     $308,775,629
                                                                                                                       ============
===================================================================================================================================
Net Assets      Class A Shares of Common Stock, $.10 par value, 100,000,000 shares authorized ....                     $    276,915
Consist of:     Class B Shares of Common Stock, $.10 par value, 100,000,000 shares authorized ....                        2,096,569
                Class C Shares of Common Stock, $.10 par value, 100,000,000 shares authorized ....                           97,718
                Class D Shares of Common Stock, $.10 par value, 100,000,000 shares authorized ....                          155,616
                Paid-in capital in excess of par .................................................                      247,939,957
                Undistributed investment income--net .............................................                          789,534
                Accumulated realized capital losses on investments and foreign currency
                transactions--net ................................................................                          (15,664)
                Accumulated distributions in excess of realized capital gains on investments and
                foreign currency transactions--net ...............................................                       (3,807,987)
                Unrealized appreciation on investments and foreign currency transactions--net ....                       61,242,971
                                                                                                                       ------------
                Net assets .......................................................................                     $308,775,629
                                                                                                                       ============
===================================================================================================================================
Net Asset       Class A--Based on net assets of $32,697,937 and 2,769,152 shares outstanding .....                     $      11.81
Value:                                                                                                                 ============
                Class B--Based on net assets of $246,278,885 and 20,965,686 shares outstanding ...                     $      11.75
                                                                                                                       ============
                Class C--Based on net assets of $11,415,607 and 977,179 shares outstanding .......                     $      11.68
                                                                                                                       ============
                Class D--Based on net assets of $18,383,200 and 1,556,161 shares outstanding .....                     $      11.81
                                                                                                                       ============
===================================================================================================================================

                See Notes to Financial Statements.


                                     10 & 11

    Merrill Lynch Utilities and Telecommunications Fund, Inc., November 30, 2000

STATEMENT OF OPERATIONS

                      For the Year Ended November 30, 2000
===================================================================================================================================
Investment Income:    Dividends (net of $269,800 foreign withholding tax) .........................                   $  10,447,510
                      Interest and discount earned ................................................                       1,671,624
                                                                                                                      -------------
                      Total income ................................................................                      12,119,134
                                                                                                                      -------------
===================================================================================================================================
Expenses:             Account maintenance and distribution fees--Class B ..........................   $   2,168,989
                      Investment advisory fees ....................................................       2,121,122
                      Transfer agent fees--Class B ................................................         279,213
                      Accounting services .........................................................         203,691
                      Custodian fees ..............................................................         101,315
                      Professional fees ...........................................................          84,519
                      Account maintenance and distribution fees--Class C ..........................          79,682
                      Printing and shareholder reports ............................................          72,343
                      Account maintenance fees--Class D ...........................................          41,168
                      Transfer agent fees--Class A ................................................          30,492
                      Directors' fees and expenses ................................................          28,943
                      Registration fees ...........................................................          14,928
                      Transfer agent fees--Class D ................................................          13,490
                      Transfer agent fees--Class C ................................................          10,627
                      Pricing fees ................................................................           5,138
                      Other .......................................................................          14,636
                                                                                                      -------------
                      Total expenses ..............................................................                       5,270,296
                                                                                                                      -------------
                      Investment income--net ......................................................                       6,848,838
                                                                                                                      -------------
===================================================================================================================================
Realized &            Realized gain from:
Unrealized Gain         Investments--net ..........................................................     122,378,425
(Loss) on               Foreign currency transactions--net ........................................          15,667     122,394,092
Investments &                                                                                         -------------
Foreign Currency      Change in unrealized appreciation/depreciation on:
Transactions--Net:      Investments--net ..........................................................    (110,612,310)
                        Foreign currency transactions--net ........................................             311    (110,611,999)
                                                                                                      -------------   -------------
                      Net Increase in Net Assets Resulting from Operations ........................                   $  18,630,931
                                                                                                                      =============
===================================================================================================================================

                      See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                                For the Year
                                                                                                             Ended November 30,
                                                                                                      -----------------------------
                      Increase (Decrease) in Net Assets:                                                   2000             1999
===================================================================================================================================
Operations:           Investment income--net ......................................................   $   6,848,838   $   4,494,985
                      Realized gain on investments and foreign currency transactions--net .........     122,394,092      13,142,000
                      Change in unrealized appreciation/depreciation on investments and
                      foreign currency transactions--net ..........................................    (110,611,999)      8,553,202
                                                                                                      -------------   -------------
                      Net increase in net assets resulting from operations ........................      18,630,931      26,190,187
                                                                                                      -------------   -------------
===================================================================================================================================
Dividends &           Investment income--net:
Distributions to        Class A ...................................................................        (934,676)       (740,613)
Shareholders:           Class B ...................................................................      (4,881,487)     (3,451,994)
                        Class C ...................................................................        (176,035)        (98,007)
                        Class D ...................................................................        (372,511)       (235,257)
                      Realized gain on investments--net:
                        Class A ...................................................................     (14,641,297)     (3,200,306)
                        Class B ...................................................................    (110,836,295)    (24,711,996)
                        Class C ...................................................................      (3,670,539)       (613,584)
                        Class D ...................................................................      (6,065,319)       (915,061)
                      In excess of realized gain on investments--net:
                        Class A ...................................................................        (412,340)
                        Class B ...................................................................      (3,121,458)
                        Class C ...................................................................        (103,373)
                        Class D ...................................................................        (170,816)
                                                                                                      -------------   -------------
                      Net decrease in net assets resulting from dividends and distributions
                      to shareholders .............................................................    (145,386,146)    (33,966,818)
                                                                                                      -------------   -------------
===================================================================================================================================
Capital Share         Net increase (decrease) in net assets derived from capital share transactions      74,181,671     (19,934,887)
Transactions:                                                                                         -------------   -------------
===================================================================================================================================
Net Assets:           Total decrease in net assets ................................................     (52,573,544)    (27,711,518)
                      Beginning of year ...........................................................     361,349,173     389,060,691
                                                                                                      -------------   -------------
                      End of year* ................................................................   $ 308,775,629   $ 361,349,173
                                                                                                      =============   =============
===================================================================================================================================
                     *Undistributed investment income--net ........................................   $     789,534   $     289,741
                                                                                                      =============   =============
===================================================================================================================================

                      See Notes to Financial Statements


                                    12 & 13

    Merrill Lynch Utilities and Telecommunications Fund, Inc., November 30, 2000

FINANCIAL HIGHLIGHTS

                                                                                                      Class A+
                    The following per share data and ratios have been derived  ----------------------------------------------------
                    from information provided in the financial statements.                  For the Year Ended November 30,
                                                                               ----------------------------------------------------
                    Increase (Decrease) in Net Asset Value:                      2000       1999       1998        1997      1996
===================================================================================================================================
Per Share           Net asset value, beginning of year .............           $  19.16   $  19.49   $  16.97   $  15.09   $  13.52
Operating                                                                      --------   --------   --------   --------   --------
Performance:        Investment income--net .........................                .44        .34        .41        .47        .50
                    Realized and unrealized gain on investments
                    and foreign currency transactions--net .........                .68       1.14       3.77       2.35       1.84
                                                                               --------   --------   --------   --------   --------
                    Total from investment operations ...............               1.12       1.48       4.18       2.82       2.34
                                                                               --------   --------   --------   --------   --------
                    Less dividends and distributions:
                      Investment income--net .......................               (.45)      (.34)      (.42)      (.49)      (.53)
                      Realized gain on investments--net ............              (7.80)     (1.47)     (1.24)      (.45)      (.24)
                      In excess of realized gain on investments--net               (.22)        --         --         --         --
                                                                               --------   --------   --------   --------   --------
                    Total dividends and distributions ..............              (8.47)     (1.81)     (1.66)      (.94)      (.77)
                                                                               --------   --------   --------   --------   --------
                    Net asset value, end of year ...................           $  11.81   $  19.16   $  19.49   $  16.97   $  15.09
                                                                               ========   ========   ========   ========   ========
===================================================================================================================================
Total Investment    Based on net asset value per share .............               5.07%      8.17%     26.47%     19.65%     17.94%
Return:*                                                                       ========   ========   ========   ========   ========
===================================================================================================================================
Ratios to Average   Expenses .......................................                .83%       .82%       .82%       .82%       .84%
Net Assets:                                                                    ========   ========   ========   ========   ========
                    Investment income--net .........................               2.59%      1.82%      2.26%      2.98%      3.51%
                                                                               ========   ========   ========   ========   ========
===================================================================================================================================
Supplemental        Net assets, end of year (in thousands) .........           $ 32,698   $ 38,309   $ 41,977   $ 38,825   $ 40,055
Data:                                                                          ========   ========   ========   ========   ========
                    Portfolio turnover .............................              51.79%      7.43%      6.56%      6.23%      5.03%
                                                                               ========   ========   ========   ========   ========
===================================================================================================================================

                                                                                                      Class B+
                    The following per share data and ratios have been derived  ----------------------------------------------------
                    from information provided in the financial statements.                  For the Year Ended November 30,
                                                                               ----------------------------------------------------
                    Increase (Decrease) in Net Asset Value:                      2000       1999       1998        1997      1996
===================================================================================================================================
Per Share           Net asset value, beginning of year .............           $  19.10   $  19.42   $  16.93   $  15.05   $  13.47
Operating                                                                      --------   --------   --------   --------   --------
Performance:        Investment income--net .........................                .31        .20        .27        .35        .39
                    Realized and unrealized gain on investments
                    and foreign currency transactions--net .........                .67       1.15       3.74       2.35       1.84
                                                                               --------   --------   --------   --------   --------
                    Total from investment operations ...............                .98       1.35       4.01       2.70       2.23
                                                                               --------   --------   --------   --------   --------
                    Less dividends and distributions:
                      Investment income--net .......................               (.31)      (.20)      (.28)      (.37)      (.41)
                      Realized gain on investments--net ............              (7.80)     (1.47)     (1.24)      (.45)      (.24)
                      In excess of realized gain on investments--net               (.22)        --         --         --         --
                                                                               --------   --------   --------   --------   --------
                    Total dividends and distributions ..............              (8.33)     (1.67)     (1.52)      (.82)      (.65)
                                                                               --------   --------   --------   --------   --------
                    Net asset value, end of year ...................           $  11.75   $  19.10   $  19.42   $  16.93   $  15.05
                                                                               ========   ========   ========   ========   ========
===================================================================================================================================
Total Investment    Based on net asset value per share .............               4.25%      7.41%     25.40%     18.77%     17.07%
Return:*                                                                       ========   ========   ========   ========   ========
===================================================================================================================================
Ratios to Average   Expenses .......................................               1.59%      1.59%      1.59%      1.59%      1.61%
Net Assets:                                                                    ========   ========   ========   ========   ========
                    Investment income--net .........................               1.83%      1.06%      1.48%      2.22%      2.74%
                                                                               ========   ========   ========   ========   ========
===================================================================================================================================
Supplemental        Net assets, end of year (in thousands) .........           $246,279   $299,912   $327,589   $301,459   $335,487
Data:                                                                          ========   ========   ========   ========   ========
                    Portfolio turnover .............................              51.79%      7.43%      6.56%      6.23%      5.03%
                                                                               ========   ========   ========   ========   ========
===================================================================================================================================

                                                                                                      Class C+
                    The following per share data and ratios have been derived  ----------------------------------------------------
                    from information provided in the financial statements.                  For the Year Ended November 30,
                                                                               ----------------------------------------------------
                    Increase (Decrease) in Net Asset Value:                      2000       1999       1998        1997      1996
===================================================================================================================================
Per Share           Net asset value, beginning of year .............           $  19.04   $  19.37   $  16.89   $  15.03   $  13.46
Operating                                                                      --------   --------   --------   --------   --------
Performance:        Investment income--net .........................                .28        .19        .25        .33        .38
                    Realized and unrealized gain on investments
                    and foreign currency transactions--net .........                .69       1.14       3.73       2.35       1.84
                                                                               --------   --------   --------   --------   --------
                    Total from investment operations ...............                .97       1.33       3.98       2.68       2.22
                                                                               --------   --------   --------   --------   --------
                    Less dividends and distributions:
                      Investment income--net .......................               (.31)      (.19)      (.26)      (.37)      (.41)
                      Realized gain on investments--net ............              (7.80)     (1.47)     (1.24)      (.45)      (.24)
                      In excess of realized gain on investments--net               (.22)        --         --         --         --
                                                                               --------   --------   --------   --------   --------
                    Total dividends and distributions ..............              (8.33)     (1.66)     (1.50)      (.82)      (.65)
                                                                               --------   --------   --------   --------   --------
                    Net asset value, end of year ...................           $  11.68   $  19.04   $  19.37   $  16.89   $  15.03
                                                                               ========   ========   ========   ========   ========
===================================================================================================================================
Total Investment    Based on net asset value per share .............               4.17%      7.34%     25.34%     18.66%     17.03%
Return:*                                                                       ========   ========   ========   ========   ========
===================================================================================================================================
Ratios to Average   Expenses .......................................               1.65%      1.65%      1.64%      1.63%      1.66%
Net Assets:                                                                    ========   ========   ========   ========   ========
                    Investment income--net .........................               1.75%      1.02%      1.38%      2.07%      2.65%
                                                                               ========   ========   ========   ========   ========
===================================================================================================================================
Supplemental        Net assets, end of year (in thousands) .........           $ 11,416   $  8,381   $  7,954   $  5,486   $  3,325
Data:                                                                          ========   ========   ========   ========   ========
                    Portfolio turnover .............................              51.79%      7.43%      6.56%      6.23%      5.03%
                                                                               ========   ========   ========   ========   ========
===================================================================================================================================

         *     Total investment returns exclude the effects of sales charges.
         +     Based on average shares outstanding.

               See Notes to Financial Statements.


                                     14 & 15

    Merrill Lynch Utilities and Telecommunications Fund, Inc., November 30, 2000

FINANCIAL HIGHLIGHTS (concluded)

                                                                                                      Class D+
                    The following per share data and ratios have been derived  ----------------------------------------------------
                    from information provided in the financial statements.                  For the Year Ended November 30,
                                                                               ----------------------------------------------------
                    Increase (Decrease) in Net Asset Value:                      2000       1999       1998        1997      1996
===================================================================================================================================
Per Share           Net asset value, beginning of year .............           $  19.17   $  19.49   $  16.98   $  15.10   $  13.55
Operating                                                                      --------   --------   --------   --------   --------
Performance:        Investment income--net .........................                .39        .30        .36        .43        .50
                    Realized and unrealized gain on investments
                    and foreign currency transactions--net .........                .68       1.15       3.77       2.35       1.79
                                                                               --------   --------   --------   --------   --------
                    Total from investment operations ...............               1.07       1.45       4.13       2.78       2.29
                                                                               --------   --------   --------   --------   --------
                    Less dividends and distributions:
                      Investment income--net .......................               (.41)      (.30)      (.38)      (.45)      (.50)
                      Realized gain on investments--net ............              (7.80)     (1.47)     (1.24)      (.45)      (.24)
                      In excess of realized gain on investments--net               (.22)        --         --         --         --
                                                                               --------   --------   --------   --------   --------
                    Total dividends and distributions ..............              (8.43)     (1.77)     (1.62)      (.90)      (.74)
                                                                               --------   --------   --------   --------   --------
                    Net asset value, end of year ...................           $  11.81   $  19.17   $  19.49   $  16.98   $  15.10
                                                                               ========   ========   ========   ========   ========
===================================================================================================================================
Total Investment    Based on net asset value per share .............               4.72%      7.96%     26.09%     19.35%     17.45%
Return:*                                                                       ========   ========   ========   ========   ========
===================================================================================================================================
Ratios to Average   Expenses .......................................               1.08%      1.07%      1.07%      1.06%      1.07%
Net Assets:                                                                    ========   ========   ========   ========   ========
                    Investment income--net .........................               2.34%      1.60%      1.97%      2.70%      3.30%
                                                                               ========   ========   ========   ========   ========
===================================================================================================================================
Supplemental        Net assets, end of year (in thousands) .........           $ 18,383   $ 14,747   $ 11,541   $  6,935   $  4,365
Data:                                                                          ========   ========   ========   ========   ========
                    Portfolio turnover .............................              51.79%      7.43%      6.56%      6.23%      5.03%
                                                                               ========   ========   ========   ========   ========
===================================================================================================================================

            *     Total investment returns exclude the effects of sales charges.
            +     Based on average shares outstanding.

                  See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Utilities and Telecommunications Fund, Inc. (the "Fund") (formerly Merrill Lynch Global Utility Fund, Inc.) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of securities--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

(b) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(c) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Options--The Fund is authorized to write and purchase call options and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction),


                                    16 & 17

    Merrill Lynch Utilities and Telecommunications Fund, Inc., November 30, 2000 the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

o Financial futures contracts--The Fund may purchase or sell financial futures contacts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts.

o Foreign currency options and futures--The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

(d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of discount) is recognized on the accrual basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend dates. Realized gains and losses on security transactions are determined on the identified cost basis. The Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing premiums and discounts on debt securities effective December 1, 2001. Prior to this date, the Fund did not amortize premiums or discounts on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund. The impact of this accounting change has not been determined but will result in an adjustment to cost of securities and a corresponding adjustment in net unrealized appreciation/depreciation, based on securities held as of November 30, 2001.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions in excess of realized gains for the Fund are due primarily to differing tax treatments for post-October losses.

(h) Reclassification--Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax differences of $15,664 have been reclassified between accumulated net realized capital losses and undistributed net investment income. These reclassifications have no effect on net assets or net asset values per share.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Fund. For such services, the Fund pays a monthly fee of
 .60%, on an annual basis, of the average daily value of the Fund's net assets.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                     Account        Distribution
                                                 Maintenance Fee         Fee
--------------------------------------------------------------------------------
Class B ................................              .25%              .50%
Class C ................................              .25%              .55%
Class D ................................              .25%               --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the year ended November 30, 2000, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

-------------------------------------------------------------------------------
                                                      FAMD               MLPF&S
-------------------------------------------------------------------------------
Class A.................................             $  187             $ 2,250
Class D.................................             $2,084             $22,595
-------------------------------------------------------------------------------

For the year ended November 30, 2000, MLPF&S received contingent deferred sales charges of $264,485 and $2,370, relating to transactions in Class B Shares and Class C Shares, respectively.

In addition, MLPF&S received $80,544 in commissions on the execution of portfolio security transactions for the Fund for the year ended November 30, 2000.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services were provided to the Fund by MLIM.

Certain officers and/or directors of the Fund are officers and/or directors of MLIM, PSI, FDS, FAMD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended November 30, 2000 were $168,679,268 and $297,502,571, respectively.

Net realized gains (losses) for the year ended November 30, 2000 and net unrealized gains (losses) as of November 30, 2000 were as follows:

-------------------------------------------------------------------------------
                                                Realized            Unrealized
                                             Gains (Losses)       Gains (Losses)
-------------------------------------------------------------------------------
Long-term investments ..................      $ 122,378,615       $  61,247,142
Short-term investments .................               (190)                 --
Foreign currency transactions ..........             15,667              (4,171)
                                              -------------       -------------
Total ..................................      $ 122,394,092       $  61,242,971
                                              =============       =============
-------------------------------------------------------------------------------

As of November 30, 2000, net unrealized appreciation for Federal income tax purposes aggregated $61,247,142, of which $68,694,712 related to appreciated securities and $7,447,570 related to depreciated securities. The aggregate cost of investments at November 30, 2000 for Federal income tax purposes was $228,731,773.

4. Capital Share Transactions:

Net increase (decrease) in net assets derived from capital share transactions was $74,181,671 and $(19,934,887) for


                                    18 & 19

    Merrill Lynch Utilities and Telecommunications Fund, Inc., November 30, 2000

NOTES TO FINANCIAL STATEMENTS (concluded)

the years ended November 30, 2000 and November 30, 1999, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended November 30, 2000                             Shares            Amount
--------------------------------------------------------------------------------
Shares sold ............................            313,755        $  5,025,043
Shares issued resulting from
reorganization .........................            231,439           2,860,132
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................          1,000,637          12,865,797
                                                  ---------        ------------
Total issued ...........................          1,545,831          20,750,972
Shares redeemed ........................           (775,856)        (12,591,336)
                                                  ---------        ------------
Net increase ...........................            769,975        $  8,159,636
                                                  =========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended November 30, 1999                             Shares            Amount
--------------------------------------------------------------------------------
Shares sold ............................            495,258        $  9,307,178
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................            171,563           3,145,784
                                                   --------        ------------
Total issued ...........................            666,821          12,452,962
Shares redeemed ........................           (821,807)        (15,270,384)
                                                   --------        ------------
Net decrease ...........................           (154,986)       $ (2,817,422)
                                                   ========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended November 30, 2000                             Shares            Amount
--------------------------------------------------------------------------------
Shares sold ............................          1,095,325       $  16,981,910
Shares issued resulting from
reorganization .........................          2,574,511          31,658,664
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................          7,120,780          90,775,890
                                                 ----------       -------------
Total issued ...........................         10,790,616         139,416,464
Automatic conversion of shares .........           (282,988)         (3,878,400)
Shares redeemed ........................         (5,244,876)        (85,952,904)
                                                 ----------       -------------
Net increase ...........................          5,262,752       $  49,585,160
                                                 ==========       =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended November 30, 1999                             Shares            Amount
--------------------------------------------------------------------------------
Shares sold ............................          2,192,359        $ 40,896,557
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................          1,193,461          21,827,524
                                                 ----------        ------------
Total issued ...........................          3,385,820          62,724,081
Automatic conversion of shares .........            (57,842)         (1,073,457)
Shares redeemed ........................         (4,489,430)        (82,728,308)
                                                 ----------        ------------
Net decrease ...........................         (1,161,452)       $(21,077,684)
                                                 ==========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended November 30, 2000                              Shares           Amount
--------------------------------------------------------------------------------
Shares sold ..............................           166,345        $ 2,731,197
Shares issued resulting from
reorganization ...........................           272,412          3,332,647
Shares issued to shareholders
in reinvestment of dividends
and distributions ........................           264,259          3,331,747
                                                     -------        -----------
Total issued .............................           703,016          9,395,591
Shares redeemed ..........................          (165,996)        (2,624,766)
                                                     -------        -----------
Net increase .............................           537,020        $ 6,770,825
                                                     =======        ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Year                                            Dollar
Ended November 30, 1999                              Shares            Amount
--------------------------------------------------------------------------------
Shares sold ..............................           216,881        $ 4,042,518
Shares issued to shareholders
in reinvestment of dividends
and distributions ........................            34,001            620,183
                                                     -------        -----------
Total issued .............................           250,882          4,662,701
Shares redeemed ..........................          (221,267)        (4,058,280)
                                                     -------        -----------
Net increase .............................            29,615        $   604,421
                                                     =======        ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                            Dollar
Ended November 30, 2000                             Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................            158,485        $  2,601,201
Shares issued resulting from
reorganization .........................            242,109           2,993,746
Automatic conversion of shares .........            281,585           3,878,400
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................            437,484           5,591,823
                                                  ---------        ------------
Total issued ...........................          1,119,663          15,065,170
Shares redeemed ........................           (332,884)         (5,399,120)
                                                  ---------        ------------
Net increase ...........................            786,779        $  9,666,050
                                                  =========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                            Dollar
Ended November 30, 1999                              Shares            Amount
--------------------------------------------------------------------------------
Shares sold ..............................           328,342        $ 6,144,143
Automatic conversion of shares ...........            57,639          1,073,457
Shares issued to shareholders
in reinvestment of dividends
and distributions ........................            53,368            979,083
                                                     -------        -----------
Total issued .............................           439,349          8,196,683
Shares redeemed ..........................          (262,039)        (4,840,885)
                                                     -------        -----------
Net increase .............................           177,310        $ 3,355,798
                                                     =======        ===========
--------------------------------------------------------------------------------

5. Short-Term Borrowings:

On December 3, 1999, the Fund, along with certain other funds managed by MLIM and its affiliates, entered into a $1,000,000,000 credit agreement with Bank of America, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank of America, N.A. The Fund did not borrow under the facility during the year ended November 30, 2000. On December 1, 2000, this credit agreement was renewed and amended with Bank One, N.A., replacing Bank of America, N.A. as administrative agent.

6. Acquisition of Merrill Lynch Utility Income Fund, Inc.:

On August 21, 2000, the Fund acquired all of the net assets of Merrill Lynch Utility Income Fund, Inc. pursuant to a plan of reorganization. The acquisition was accomplished by a tax-free exchange of 3,768,671 shares of common stock of Merrill Lynch Utility Income Fund, Inc. for 3,320,471 shares of common stock of the Fund. Merrill Lynch Utility Income Fund, Inc.'s net assets on that date of $40,845,188, including $1,752,262 of net unrealized appreciation and $367,004 of accumulated net realized capital losses, were combined with those of the Fund. The aggregate net assets immediately after the acquisition amounted to $347,914,451.

7. Capital Loss Carryforward:

At November 30, 2000, the Fund had a net capital loss carryforward of approximately $165,000 of which $115,000 expires in 2007 and $50,000 expires in 2008. This amount will be available to offset like amounts of any future taxable gains.

8. Subsequent Event:

On December 20, 2000, the Fund's Board of Directors declared an ordinary income dividend and a long-term capital gains distribution payable on December 26, 2000 to shareholders of record as of December 19, 2000 as follows:

--------------------------------------------------------------------------------
                                                  Ordinary           Long-Term
                                                   Income          Capital Gains
--------------------------------------------------------------------------------
Class A ............................              $.148491           $.588800
Class B ............................               .124026            .588800
Class C ............................               .123076            .588800
Class D ............................               .140903            .588800
--------------------------------------------------------------------------------


                                    20 & 21

    Merrill Lynch Utilities and Telecommunications Fund, Inc., November 30, 2000

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Merrill Lynch Utilities and Telecommunications Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch Utilities and Telecommunications Fund, Inc. (formerly Merrill Lynch Global Utility Fund, Inc.) as of November 30, 2000, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at November 30, 2000 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Utilities and Telecommunications Fund, Inc. as of November 30, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey
January 12, 2001

IMPORTANT TAX INFORMATION (unaudited)

Of the net investment income distributions paid by Merrill Lynch Utilities and Telecommunications Fund, Inc. during the fiscal year ended November 30, 2000, 69.37% qualifies for the dividends received deduction for corporations.

Additionally, the Fund paid foreign taxes of $0.001916 per share to shareholders of record on December 16, 1999. The foreign taxes paid or withheld represent taxes incurred by the Fund on dividends received by the Fund from foreign sources.

Finally, the Fund distributed long-term capital gains of $.872045 and $7.148243 per share to shareholders of record on December 16, 1999 and August 9, 2000, respectively.

Please retain this information for your records.

PORTFOLIO INFORMATION (unaudited)

Worldwide Investments as of November 30, 2000

Ten Largest Holdings                                                  Percent of
(Equity Investments)                                                  Net Assets

FPL Group, Inc.....................................................       5.8%
SBC Communications Inc.............................................       3.4
GPU, Inc...........................................................       3.1
The Southern Company...............................................       3.1
El Paso Energy Corporation.........................................       3.0
Allegheny Energy, Inc..............................................       2.8
Pinnacle West Capital Corporation..................................       2.5
BellSouth Corporation..............................................       2.5
Duke Energy Corporation............................................       2.5
Xcel Energy, Inc...................................................       2.5


                              22 & 23

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Utilities and
Telecommunications Fund, Inc.
Box 9011
Princeton, NJ
08543-9011                                                          11693--11/00

[RECYCLE LOGO] Printed on post-consumer recycled paper